ORGANIZATION	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
ORGANIZATION
ORGANIZATION
IAC is a leading media and internet company comprised of more than 150 brands and products, including Ask.com, About.com, Match.com, HomeAdvisor.com and Vimeo.com. Focused in the areas of search, applications, online dating, local and media, IAC's family of websites is one of the largest in the world, with more than a billion monthly visits across more than 30 countries. IAC includes the businesses comprising its Search & Applications, Match, Local, Media and Other segments, as well as investments in unconsolidated affiliates.
All references to "IAC," the "Company," "we," "our" or "us" in this report are to IAC/InterActiveCorp.
Search & Applications
Our Search & Applications segment consists of: Websites, including Ask.com, About.com and Dictionary.com, through which we provide search services and content; and Applications, including our direct to consumer downloadable applications business ("B2C") and our partnership operations ("B2B"), as well as our Ask.com and Dictionary.com downloadable applications.
Match
Through the brands and businesses within our Match segment, we are a leading provider of subscription-based and ad-supported online personals services in North America, Europe, Latin America, Australia and Asia. We provide these services through websites and applications that we own and operate. Our European operations are conducted through an 81% stake in Meetic, S.A. ("Meetic"), which is based in France. See Note 5 for additional information related to the Meetic acquisition.
Local
Our Local segment consists of HomeAdvisor (formerly ServiceMagic) and CityGrid Media. HomeAdvisor is a leading online marketplace for matching consumers with home services professionals in the United States. HomeAdvisor connects consumers, by way of patented proprietary technologies, with home services professionals, all of which are pre-screened and the majority of which are customer-rated. Through a majority investment, HomeAdvisor also operates businesses in the online home services space in France and the United Kingdom under various brands. CityGrid Media is an online media company that owns and operates CityGrid, an advertising network that integrates local content and advertising for distribution to both affiliated and third party publishers across web and mobile platforms, as well as proprietary websites, such as Citysearch.com and Urbanspoon.com, through which consumers can access local merchant information and reviews online.
Media
Our Media segment consists primarily of Vimeo, Electus, Connected Ventures (which operates CollegeHumor Media and Notional), News_Beast (formerly The Newsweek/DailyBeast Company) and DailyBurn.
Other
Our Other segment consists primarily of Shoebuy, a leading internet retailer of footwear and related apparel and accessories, and Tutor, an online tutoring solution which was acquired in December 2012.
Discontinued Operations
On December 1, 2010, IAC exchanged (on a tax-free basis) the stock of a wholly-owned subsidiary that held our Evite, Gifts.com and IAC Advertising Solutions businesses and $217.9 million in cash for substantially all of Liberty Media Corporation's ("Liberty") equity stake in IAC (the "Liberty Exchange"). See Note 12 for additional information related to this exchange. In addition, during the fourth quarter of 2010, InstantAction ceased operations. Evite, Gifts.com, IAC Advertising Solutions and InstantAction were previously reported in IAC's former Media & Other segment.